Note 8 - Commitments and Contingencies (Details Textual) $ in Thousands	Jun. 30, 2020 USD ($)
Contractual Obligation, Total	$ 209,777
Contractual Obligation, to be Paid, Remainder of Fiscal Year	39,033
Contractual Obligation, to be Paid, Year One	170,744
Eco Van Nuys [Member]
Contractual Obligation, Total	31,937
Eco Santa Monica [Member]
Contractual Obligation, Total	33,818
Eco Venice Beach [Member]
Contractual Obligation, Total	33,818
Eco West Coast [Member]
Contractual Obligation, Total	55,102
Eco Malibu [Member]
Contractual Obligation, Total	$ 55,102